Income Tax and Tax Payables (Details) - Schedule of reconciliation of the statutory tax rate to the effective tax rate	6 Months Ended
Jun. 30, 2022
Schedule Of Reconciliation Of The Statutory Tax Rate To The Effective Tax Rate Abstract
PRC statutory income tax rate	25.00%
Effect of different income tax rate in other jurisdictions	6.00%
Effect of non-deductible expenses	2.00%
Effect of temporary differences	(7.00%)
Effect of valuation of deferred tax allowance	19.00%
Effective tax rate	45.00%